RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On July 16, 2020, the Company issued an aggregate of 3,593,750 ordinary shares to an affiliate of the Sponsors for an aggregate purchase price of $25,000. In August 2020, the affiliate transferred his Founder Shares to the Sponsors for the same price paid for such shares. On October 8. 2020, the Company effected a share capitalization of 0.2 shares for each share outstanding, on December 7, 2020, the Sponsors forfeited 1,437,500 ordinary shares, which were cancelled by the Company, and on January 6, 2021, the Company effected a share capitalization of 0.2 shares for each share outstanding, resulting in 3,450,000 ordinary shares issued and outstanding (the “Founder Shares”). All share and per-share amounts have been retroactively restated to reflect the share transactions. The Founder Shares included an aggregate of up to 450,000 shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised, so that the number of Founder Shares will equal, on an as-converted basis, approximately 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering. As a result of the underwriters’ election to partially exercise their over-allotment option, no Founder Shares are currently subject to forfeiture.

The Sponsors have agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until six months after the consummation of a Business Combination or earlier if, subsequent to a Business Combination, the Company consummates a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Advances from Related Party

During 2020, an affiliate of the Sponsors advanced the Company an aggregate of $30,000 to fund expenses in connection with the Initial Public Offering. The advances are non-interest bearing and payable upon demand. As of June 30, 2022 and December 31, 2021, there was no advances outstanding.

Promissory Note — Related Party

On July 16, 2020, the Company issued an unsecured promissory note (the “Promissory Note”) to an affiliate of the Sponsors, pursuant to which the Company may borrow up to an aggregate principal amount of $125,000. The Promissory Note is non-interest bearing and payable on the earlier of (i) December 31, 2020 or (ii) the completion of the Initial Public Offering. The outstanding balance under the Promissory Note of $125,000 was repaid subsequent to the closing of the Initial Public Offering on January 14, 2021. Borrowings under the Promissory Note are no longer available to the Company.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsors or an affiliate of the Sponsors, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon completion of a Business Combination into warrants at a price of $0.75 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.

On December 20, 2021, the Company entered issued two convertible promissory notes to the Sponsors to evidence Working Capital Loans pursuant to which the Sponsors agreed to loan the Company up to an aggregate principal amount of $500,000 (the “Convertible Promissory Notes”). The Convertible Promissory Notes are non-interest bearing and payable upon Business Combination. If a Business Combination is not consummated, the Convertible Promissory Notes will not be repaid by the Company and all amounts owed thereunder by the Company will be forgiven except to the extent that the Company has funds available to it outside of its Trust Account. Up to $500,000 of the Convertible Promissory Notes may be converted into warrants at a price of $0.75 per warrant at the option of the Sponsors. The warrants would be identical to the Private Placement Warrants.

On January 10, 2022, the Company borrowed an additional $1,035,000, as discussed below. On January 27, 2022, Company entered into two additional Convertible Promissory Notes with the Sponsors pursuant to which the Sponsors agreed to loan the Company up to an aggregate principal amount of $500,000. As of June 30, 2022 and December 31, 2021, the principal balance of the Convertible Promissory Notes amounted to an aggregate of $2,035,000 and $500,000, respectively.

The Company assessed the provisions of the Convertible Promissory Notes under ASC 470-20. The derivative component of the obligation is initially valued and classified as a derivative liability (see Note 9).

The debt discount is being amortized to interest expense as a non-cash charge over the term of the Convertible Promissory Notes, which is assumed to mature in at Business Combination. During the three and six months ended June 30, 2022, the Company recorded $8,280 and $15,746 of interest expense related to the amortization of the debt discount. The remaining balance of the debt discount at June 30, 2022 and December 31, 2021 amounted to $1,155 and $16,901, respectively.

On April 11, 2022, the Company entered into two simple promissory notes with the Sponsors pursuant to which the Sponsors agreed to loan the Company up to an aggregate principal amount of $1,500,000 (the “Simple Promissory Notes”). The Simple Promissory Notes are non-interest bearing and payable upon Business Combination. If a Business Combination is not consummated, the Simple Promissory Notes will not be repaid by the Company and all amounts owed thereunder by the Company will be forgiven except to the extent that the Company has funds available to it outside of its Trust Account. On April 18, 2022, the Company entered into two additional Simple Promissory Notes with the Sponsor pursuant to which the Sponsor agreed to loan the Company up to an aggregate principal amount of $500,000. As of June 30, 2022 and December 31, 2021, the principal balance of the Simple Promissory Notes amounted to an aggregate of $2,000,000 and $0, respectively.

Related Party Extension Loans

As discussed in Note 1, the Company may extend the period of time to consummate a Business Combination by an additional three months. In order to extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliates or designees must deposit into the Trust Account $1,035,000 ($0.075 per Public Share in either case), on or prior to the date of the applicable deadline, for each three-month extension.,

On January 10, 2022, the Company extended the period of time to consummate a Business Combination to April 11, 2022. The Sponsors deposited $1,035,000 into the Trust Account made in the form of non-interest-bearing loans. If the Company completes an initial business combination, the Company will, at the option of the Sponsors, repay the amounts evidenced by the Convertible Promissory Notes or convert a portion or all of the total amount into warrants at a price of $0.75 per warrant, which warrants are identical to the Private Placement Warrants issued. If a Business Combination is not consummated, the Convertible Promissory Notes will not be repaid by the Company and all amounts owed thereunder by the Company will be forgiven except to the extent that the Company has funds available to it outside of its Trust Account.

On April 11, 2022, the Company extended the period of time to consummate a Business Combination to July 11, 2022. The Sponsors deposited $1,035,000 into the Trust Account made in the form of non-interest-bearing loans. If the Company completes an initial business combination, the Company will, at the option of the Sponsors, repay the amounts evidenced by simple promissory notes. If a Business Combination is not consummated, the simple promissory notes will not be repaid by the Company and all amounts owed thereunder by the Company will be forgiven except to the extent that the Company has funds available to it outside of its Trust Account.

On July 11, 2022, the Company extended the period of time to consummate a Business Combination to August 11, 2022. The Sponsors deposited $323,888 into the Trust Account made in the form of non-interest-bearing loans. If the Company completes an initial business combination, the Company will, at the option of the Sponsors, repay the amounts evidenced by simple promissory notes. If a Business Combination is not consummated, the simple promissory notes will not be repaid by the Company and all amounts owed thereunder by the Company will be forgiven except to the extent that the Company has funds available to it outside of its Trust Account.

NOTE 5 - RELATED PARTY TRANSACTIONS

Founder Shares

On July 16, 2020, the Company issued an aggregate of 3,593,750 ordinary shares to an affiliate of the Sponsors for an aggregate purchase price of $25,000. In August 2020, the affiliate transferred his Founder Shares to the Sponsors for the same price paid for such shares. On October 8, 2020, the Company effected a share capitalization of 0.2 shares for each share outstanding, on December 7, 2020, the Sponsors forfeited 1,437,500 ordinary shares, which were cancelled by the Company, and on January 6, 2021, the Company effected a share capitalization of 0.2 shares for each share outstanding, resulting in 3,450,000 ordinary shares issued and outstanding (the “Founder Shares”). All share and per-share amounts have been retroactively restated to reflect the share transactions. The Founder Shares included an aggregate of up to 450,000 shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised, so that the number of Founder Shares will equal, on an as-converted basis, approximately 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering. As a result of the underwriters’ election to partially exercise their over-allotment option, no Founder Shares are currently subject to forfeiture.

The Sponsors have agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until six months after the consummation of a Business Combination or earlier if, subsequent to a Business Combination, the Company consummates a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Advances from Related Party

During 2020, an affiliate of the Sponsors advanced the Company an aggregate of $30,000 to fund expenses in connection with the Initial Public Offering. The advances are non-interest bearing and payable upon demand. As of December 31, 2021 and 2020, there was $0 and $30,000 advances outstanding, respectively. The outstanding amount of $30,000 was repaid on February 26, 2021.

Promissory Note - Related Party

On July 16, 2020, the Company issued an unsecured promissory note (the “Promissory Note”) to an affiliate of the Sponsors, pursuant to which the Company may borrow up to an aggregate principal amount of $125,000. The Promissory Note is non-interest bearing and payable on the earlier of (i) December 31, 2020 or (ii) the completion of the Initial Public Offering. The outstanding balance under the Promissory Note of $125,000 was repaid subsequent to the closing of the Initial Public Offering on January 14, 2021. Borrowings under the Promissory Note are no longer available to the Company.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsors or an affiliate of the Sponsors, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon completion of a Business Combination into warrants at a price of $0.75 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of December 31, 2021 and 2020, there were no amounts outstanding under the Working Capital Loans.

On December 20, 2021, the Company entered into two convertible promissory notes with the Sponsors pursuant to which the Sponsors agreed to loan the Company up to an aggregate principal amount of $500,000 (the “Convertible Promissory Notes”). The Convertible Promissory Notes are non-interest bearing and payable upon Business Combination. If a Business Combination is not consummated, the Convertible Promissory Notes will not be repaid by the Company and all amounts owed thereunder by the Company will be forgiven except to the extent that the Company has funds available to it outside of its Trust Account. Up to $500,000 of the Convertible Promissory Notes may be converted into warrants at a price of $0.75 per warrant at the option of the Sponsors. The warrants would be identical to the Private Placement Warrants. As of December 31, 2021, the outstanding principal balance under the Convertible Promissory Notes amounted to an aggregate of $500,000. Subsequent to December 31, 2021, on January 10, 2022, the Company borrowed an additional $1,035,000, as discussed below. On January 27, 2022, Company entered into two additional Convertible Promissory Notes with the Sponsors pursuant to which the Sponsors agreed to loan the Company up to an aggregate principal amount of $500,000. Subsequent to December 31, 2021, the principal balance of the Convertible Promissory Notes amounted to an aggregate of $2,035,000 (see Note 11).

The Company assessed the provisions of the Convertible Promissory Notes under ASC 470-20. The derivative component of the obligation is initially valued and classified as a derivative liability (see Note 9).

The debt discount is being amortized to interest expense as a non-cash charge over the term of the Convertible Promissory Notes, which is assumed to mature in April 2022, the Company’s expected Business Combination date. During the year ended December 31,

2021, the Company recorded $1,826 of interest expense related to the amortization of the debt discount. The remaining balance of the debt discount at December 31, 2021 amounted to $16,901.

Related Party Extension Loans

As discussed in Note 1, the Company may extend the period of time to consummate a Business Combination up to two times, each by an additional three months (until July 11, 2022 to complete a Business Combination). In order to extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliates or designees must deposit into the Trust Account $1,035,000 ($0.075 per Public Share in either case), on or prior to the date of the applicable deadline, for each three-month extension, providing a total possible Business Combination period up until July 11, 2022 for a total payment value of $2,070,000 ($0.15 per unit in either case). Any such deposits would be made in the form of non-interest bearing loans. Such notes would either be paid upon consummation of a Business Combination, or, at the relevant insider’s discretion, converted upon consummation of a Business Combination into additional Private Placement Warrants at a price of $0.75 per Private Placement Warrant. The Sponsor and its affiliates or designees intend, but are not obligated, to fund the Trust Account to extend the time for the Company to complete a Business Combination.

On January 10, 2022, the Company extended the period of time to consummate a Business Combination to April 11, 2022. The Sponsors deposited $1,035,000 into the Trust Account made in the form of non-interest-bearing loans. If the Company completes an initial business combination, the Company will, at the option of the Sponsors, repay the amounts evidenced by the Convertible Promissory Notes or convert a portion or all of the total amount into warrants at a price of $0.75 per warrant, which warrants are identical to the Private Placement Warrants issued. If a Business Combination is not consummated, the Convertible Promissory Notes will not be repaid by the Company and all amounts owed thereunder by the Company will be forgiven except to the extent that the Company has funds available to it outside of its Trust Account.